Note 1 - Organizational and Significant Accounting Policies (Detail) - Summary of Fair Values and Changing Values Of Financial Instruments (USD $)	Dec. 31, 2011	Dec. 31, 2010
Derivative liabilities	$ 494,626	$ 11,083,161
Black Scholes [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative liabilities	494,626
Binomial Lattice Model and Black Scholes [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative liabilities		$ 11,083,161